CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Ordinary shares, shares authorized	13,000,000	10,000,000
Ordinary shares, shares issued	9,149,169	9,122,501
Ordinary shares, shares outstanding	8,874,696	8,848,028
Treasury shares, shares	274,473	274,473